BMW Vehicle Owner Trust 2011-A

Accrued Interest Date: 11/26/12	Collection Period Ending:	11/30/12
Current Payment Date: 12/26/12	Period:	15

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,334,182,794.14	$698,262,132.91	$662,920,986.37

Yield Supplement Overcollateralization	$48,835,748.76	$18,693,585.81	$17,296,281.13

Adjusted Pool Balance	$1,285,347,045.38	$679,568,547.10	$645,624,705.24

Reserve Account	$3,213,367.62	$3,213,367.62	$3,213,367.62

Overcollateralization	$35,347,045.38	$44,987,146.59	$44,987,146.59

Notes

Class A-1 Notes	$314,300,000.00	-	-

Class A-2 Notes	$392,000,000.00	$90,881,400.51	$56,937,558.65

Class A-3 Notes	$442,000,000.00	$442,000,000.00	$442,000,000.00

Class A-4 Notes	$101,700,000.00	$101,700,000.00	$101,700,000.00

	$1,250,000,000.00	$634,581,400.51	$600,637,558.65

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$2,049,571.75

Servicer Advances	125,391.68

Servicer Advance Reimbursement	94,822.33

Administrative Purchase Payment	0.00

Warranty Purchase Payment	111.19

Recoveries	8,898.23

Investment Earnings on Trust Accounts

Interest from Reserve Account	264.08

Interest from Collection Account	0.00

Total Available Interest	$2,089,414.60
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$23,156,971.58

Receipts of Pre-Paid Principal	11,701,103.94

Liquidation Proceeds	289,141.02

Administrative Purchase Payment

Warranty Purchase Payment	41,190.27

Total Available Principal	$35,188,406.81

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$37,277,821.41

Distributions:

Servicing Fees	$581,885.11

Non-recoverable Servicer Advance Reimbursement	35,190.04

Noteholder's Accrued and Unpaid Interest	414,938.57

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	33,943,841.86

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	2,301,965.83

Total Distributions	$37,277,821.41

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$698,262,132.91

Monthly Principal Received

Regular Principal Received	$23,156,971.58

Prepaid Principal Received	11,701,103.94

Liquidations	289,141.02

Principal Balance Allocable to Gross Charge-offs	152,739.73

Principal Portion of Repurchased Receivables	41,190.27

Total Monthly Principal Amounts	$35,341,146.54

Ending Receivable Principal Balance	$662,920,986.37

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.30558%	$0.00	0.00
Class A-2 Notes			0.63000%	$47,712.74	0.12
Class A-3 Notes			0.76000%	$279,933.33	0.63
Class A-4 Notes			1.03000%	$87,292.50	0.86
				$414,938.57

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$90,881,400.51	33,943,841.86	$56,937,558.65	86.59	0.15
Class A-3 Notes	$442,000,000.00	0.00	$442,000,000.00	0.00	1.00
Class A-4 Notes	$101,700,000.00	0.00	$101,700,000.00	0.00	1.00
	634,581,400.51	33,943,841.86	$600,637,558.65

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	18,693,585.81
Beginning Period Amount	18,693,585.81
Current Distribution Date Required Amount	17,296,281.13
Current Period Release	1,397,304.68
Ending Period Amount	17,296,281.13

Reserve Account

Beginning Period Required Amount	$3,213,367.62
Beginning Period Amount	3,213,367.62
Net Investment Earnings	264.08
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,213,367.62
Release to Depositor	264.08
Ending Period Amount	$3,213,367.62

Overcollateralization

Beginning Period Overcollateralization Amount	$44,987,146.59

Target Overcollateralization Amount	$44,987,146.59

Ending Period Over Collateralization Amount	$44,987,146.59

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	47,371	47,233
Weighted Average Remaining Term	34.40	33.54
Weighted Average Annual Percentage Rate	3.20%	3.20%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$3,315,508.49	0.50%
60-89 Days	834,612.09	0.13%
90-119 Days	167,664.87	0.03%
120+ Days	245,946.98	0.04%

Total 30+ Days Past Due	$4,563,732.43	0.69%

Write-offs
Gross Principal Write-offs for Current Period		$192,935.76
Recoveries for Current Period		8,898.23
Net Write-Offs for Current Period		184,037.53
Cumulative Net Realized Losses		$1,440,851.52

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	814,930.53	29
Ending Period Repossessed Receivables Balance	684,106.13	25

Principal Balance of 90+ Day Repossessed Vehicles	46,196.49	2